Summary of Significant Accounting Policies (Schedule of Financial Assets Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Thousands	Aug. 31, 2015	Aug. 31, 2014
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale		$ 24,639
Cash and cash equivalents [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Certificates of deposit		60
Fair Value, Measurements, Recurring [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Total	$ 3,792	26,753
Fair Value, Measurements, Recurring [Member] | Money market funds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Money market funds	3,732	2,114
Fair Value, Measurements, Recurring [Member] | Certificates of Deposit [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale	60	4,240
Fair Value, Measurements, Recurring [Member] | Commercial Paper [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale		5,249
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale		15,150
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Total	3,732	2,114
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money market funds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Money market funds	$ 3,732	$ 2,114
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commercial Paper [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate bonds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Total	$ 60	$ 24,639
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Money market funds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Money market funds
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale	$ 60	$ 4,240
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Commercial Paper [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale		5,249
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate bonds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale		$ 15,150
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Total
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Money market funds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Money market funds
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial Paper [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate bonds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale